Derivatives and hedge accounting - Gross carrying value of derivatives used for cash flow hedge accounting (Details) - Derivatives [member] - Cash flow hedges [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Market risk [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 774	€ 358
Hedging instrument, liabilities	21	158
Interest rate risk [member] | Interest rate swap [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	2,271	2,615
Hedging instrument, liabilities	€ 545	€ 2,848